UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 98.5%
COMMODITIES 3.3%
Central Fund of Canada Ltd., Class A (Canada)	497,389	$6,396,422
SPDR Gold shares(a)	49,662	5,895,873
		12,292,295
COVERED CALL 13.6%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	100,516	1,295,651
BlackRock Enhanced Capital and Income Fund	148,938	2,132,792
Columbia Seligman Premium Technology Growth Fund	74,910	1,546,891
Eaton Vance Enhanced Equity Income Fund II	54,188	732,080
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	698,029	10,617,021
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,097,354	12,147,709
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	437,786	4,776,245
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,327,155	11,307,361
Nuveen Dow 30 SM Dynamic Overwrite Fund	100,040	1,565,626
Nuveen NASDAQ 100 Dynamic Overwrite Fund	77,982	1,612,668
Nuveen S&P 500 Buy-Write Income Fund	195,968	2,596,576
		50,330,620
EMERGING MARKETS EQUITY 2.4%
iShares MSCI Emerging Markets ETF	50,195	1,977,181
Templeton Emerging Markets Fund	259,609	3,639,718
Templeton Emerging Markets Investment Trust PLC (GBP)	383,710	3,180,164
		8,797,063
EQUITY TAX—ADVANTAGED 15.4%
Eaton Vance Tax-Advantaged Dividend Income Fund	750,935	15,882,275
Eaton Vance Tax-Advantaged Global Dividend Income Fund	323,217	5,064,811
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	131,200	3,025,472
Gabelli Dividend & Income Trust	751,223	15,670,512
John Hancock Tax-Advantaged Dividend Income Fund	482,165	11,875,724
Nuveen Tax-Advantaged Dividend Growth Fund	179,271	2,678,309
Nuveen Tax-Advantaged Total Return Strategy Fund	208,264	2,549,151
		56,746,254
FINANCIAL 3.4%
Financial Select Sector SPDR Fund	344,209	8,168,080
iShares MSCI Europe Financials ETF	45,248	919,439

	Number of Shares	Value
SPDR S&P Bank ETF	83,180	$3,575,076
		12,662,595
GLOBAL HYBRID (GROWTH & INCOME) 1.2%
Clough Global Opportunities Fund	153,646	1,581,018
LMP Capital and Income Fund	187,236	2,664,368
		4,245,386
GOVERNMENT 0.8%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	248,038	2,770,584

HEALTH/BIOTECH 2.2%
Gabelli Healthcare and WellnessRx Trust	230,003	2,300,030
iShares Nasdaq Biotechnology ETF	8,670	2,542,651
Tekla Healthcare Investors	47,400	1,139,496
Tekla Healthcare Opportunities Fund	59,154	1,029,279
Tekla Life Sciences Investors	59,553	1,154,733
		8,166,189
HIGH YIELD 0.8%
New America High Income Fund	91,888	866,504
Pioneer High Income Trust	226,691	2,237,440
		3,103,944
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	302,919	4,755,828

LIMITED DURATION 0.5%
Eaton Vance Limited Duration Income Fund	84,235	1,164,970
Franklin Templeton Limited Duration Income Trust	70,909	848,781
		2,013,751
MASTER LIMITED PARTNERSHIPS 12.0%
ClearBridge American Energy MLP Fund	56,072	556,234
ClearBridge Energy MLP Fund	78,989	1,321,486
ClearBridge Energy MLP Opportunity Fund	82,257	1,104,712
Fiduciary/Claymore MLP Opportunity Fund	114,001	1,786,396
First Trust Energy Income and Growth Fund	536,762	14,481,839
First Trust MLP and Energy Income Fund	83,296	1,360,224
First Trust New Opportunities MLP & Energy Fund	230,146	3,113,875
Kayne Anderson Energy Total Return Fund	261,080	3,297,441
Kayne Anderson MLP Investment Company	285,353	5,992,413
Neuberger Berman MLP Income Fund	338,995	3,434,019

	Number of Shares	Value
Nuveen Energy MLP Total Return Fund	82,389	$1,122,138
Tortoise Energy Infrastructure Corp.	132,181	4,611,795
Tortoise MLP Fund	102,421	2,128,308
		44,310,880
MULTI-SECTOR 13.6%
AllianzGI Convertible & Income Fund	441,383	2,983,749
AllianzGI Convertible & Income Fund II	632,322	3,825,548
PIMCO Dynamic Credit Income Fund	598,780	12,837,843
PIMCO Dynamic Income Fund	366,564	10,575,371
PIMCO Income Opportunity Fund	378,741	9,404,139
PIMCO Income Strategy Fund II	1,047,251	10,524,873
		50,151,523
MUNICIPAL 7.3%
BlackRock Investment Quality Municipal Trust	36,614	530,171
BlackRock Municipal Income Investment Quality Trust	26,558	381,107
BlackRock MuniEnhanced Fund	78,601	918,846
BlackRock MuniHoldings Investment Quality Fund	83,866	1,205,154
BlackRock MuniHoldings Quality Fund II	13,159	174,357
BlackRock MuniVest Fund	106,813	1,031,814
BlackRock MuniYield Fund	32,148	461,967
BlackRock MuniYield Quality Fund	37,324	558,740
BlackRock MuniYield Quality Fund II	59,626	762,616
BlackRock MuniYield Quality Fund III	38,194	532,042
BlackRock Strategic Municipal Trust	22,038	295,530
Eaton Vance Municipal Income Trust	47,035	603,929
Invesco Municipal Trust	100,865	1,263,838
Nuveen AMT-Free Quality Municipal Income Fund	141,708	1,893,219
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	162,092	2,369,785
Nuveen Municipal Credit Income Fund	547,364	7,876,568
Nuveen Municipal Value Fund	128,381	1,255,566
Nuveen Quality Municipal Income Fund	117,591	1,609,821
PIMCO Municipal Income Fund II	67,070	843,741
Pioneer Municipal High Income Trust	27,493	319,469
Putnam Managed Municipal Income Trust	209,923	1,524,041
Western Asset Municipal Partners Fund	30,958	467,775
		26,880,096
PREFERRED 2.4%
Flaherty & Crumrine Total Return Fund	26,653	564,244

	Number of Shares	Value
John Hancock Premium Dividend Fund	30,942	$492,287
Nuveen Preferred & Income Term Fund	76,742	1,847,948
Nuveen Preferred Income Opportunities Fund	615,252	6,035,622
		8,940,101
REAL ESTATE 3.0%
CBRE Clarion Global Real Estate Income Fund	128,977	963,458
Neuberger Berman Real Estate Securities Income Fund	247,166	1,314,923
Nuveen Real Estate Income Fund	571,680	6,345,648
Real Estate Select Sector SPDR Fund	73,376	2,318,682
		10,942,711
SENIOR LOAN 7.1%
Ares Dynamic Credit Allocation Fund	103,782	1,662,588
BlackRock Floating Rate Income Trust Fund	43,165	616,828
Eaton Vance Floating-Rate Income Trust	73,744	1,116,484
Eaton Vance Senior Floating-Rate Trust	121,664	1,848,076
Eaton Vance Senior Income Trust	231,028	1,566,370
First Trust Senior Floating Rate Income Fund II	83,879	1,160,047
Invesco Dynamic Credit Opportunities Fund	244,354	2,988,449
Nuveen Credit Strategies Income Fund	1,242,383	10,796,308
Nuveen Floating Rate Income Fund	130,678	1,504,104
Nuveen Floating Rate Income Opportunity Fund	124,396	1,461,653
Nuveen Senior Income Fund	150,009	1,018,561
Pioneer Floating Rate Trust	52,777	644,935
		26,384,403
U.S. GENERAL EQUITY 7.0%
Consumer Discretionary Select Sector SPDR Fund	62,742	5,518,159
Gabelli Equity Trust	1,599,771	9,550,633
Source Capital	52,799	1,983,130
SPDR S&P 500 ETF Trust	28,557	6,732,027
Vanguard S&P 500 ETF Trust	10,167	2,199,631
		25,983,580
U.S. HYBRID (GROWTH & INCOME) 1.2%
Calamos Strategic Total Return Fund	188,857	2,107,644
Guggenheim Strategic Opportunities Fund	120,182	2,445,704
		4,553,348
TOTAL CLOSED-END FUNDS (Identified cost—$317,432,869)		364,031,151

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(b)		3,600,000	$3,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,600,000)			3,600,000
TOTAL INVESTMENTS (Identified cost—$321,032,869)	99.5%		367,631,151

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,912,725
NET ASSETS (Equivalent to $13.58 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$369,543,876

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$364,031,151	$364,031,151	$—	$—
Short-Term Investments	3,600,000	—	3,600,000	—
Total Investments(a)	$367,631,151	$364,031,151	$3,600,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$321,032,869
Gross unrealized appreciation	$52,650,132
Gross unrealized depreciation	(6,051,850)
Net unrealized appreciation (depreciation)	$46,598,282

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017